Revenues and Cost of Services - Breakdown of Revenue From Contracts With Customers Per Type of Service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Transaction revenues	$ 739,919	$ 637,053	$ 415,444
Other revenues	6,055	13,298	3,481
Revenues from payment processing	745,974	650,351	418,925
Cost of services	(451,301)	(373,492)	(216,758)
Gross profit	$ 294,673	$ 276,859	$ 202,167